                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: _____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sprucegrove Investment Management Ltd.
Address: 181 University Avenue, Suite 1300
         Toronto, Ontario, Canada
         M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Blake Murphy
Title: Chief Operating Officer
Phone: (416) 363-5854 x222

Signature, Place, and Date of Signing:


/s/ Blake Murphy                     Toronto, Ontario           August 12, 2009
----------------------------------   ------------------------   ----------------
           [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:           101
Form 13F Information Table Value Total: $2,833,550.14
                                         (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-________________    Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2    COLUMN 3   COLUMN 4                          COLUMN 6  COLUMN 7             COLUMN 8
-------------------- ------------ --------- ------------                       ---------- -------- --------------------------------
                                                                                                           VOTING AUTHORITY
                       TITLE OF                 VALUE       SHRS OR   SH/ PUT/ INVESTMENT   OTHER  --------------------------------
   NAME OF ISSUER        CLASS      CUSIP      (X1000)      PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE     SHARED     NONE
-------------------- ------------ --------- ------------ ------------ --- ---- ---------- -------- ------------ ------ ------------
3M COMPANY           COMMON       88579Y101    28,183.90   468,950.00          DEFINED                                   468,950.00
3M COMPANY           COMMON       88579Y101    66,206.16 1,101,600.00          SOLE                     887,500          214,100.00
AMERICAN EXPRESS CO  COMMON       025816109     3,455.79   148,700.00          DEFINED                                   148,700.00
AMERICAN EXPRESS CO  COMMON       025816109     7,606.45   327,300.00          SOLE                     264,300           63,000.00
APACHE CORP          COMMON       037411105    24,621.55   341,255.00          DEFINED                                   341,255.00
APACHE CORP          COMMON       037411105    48,372.97   670,450.00          SOLE                     559,550          110,900.00
BEMIS INC            COMMON       081437105    17,750.88   704,400.00          DEFINED                                   704,400.00
BEMIS INC            COMMON       081437105    40,110.84 1,591,700.00          SOLE                   1,266,000          325,700.00
BERKSHIRE HATHAWAY   CLASS B      084670207    36,057.63    12,452.00          DEFINED                                    12,452.00
BERKSHIRE HATHAWAY   CLASS B      084670207    87,737.72    30,299.00          SOLE                      24,428            5,871.00
BORG WARNER INC      COMMON       099724106     2,113.89    61,900.00          DEFINED                                    61,900.00
BORG WARNER INC      COMMON       099724106       461.03    13,500.00          SOLE                   13,500.00                   -
BRISTOL MYERS SQUIBB COMMON       110122108    20,874.62 1,027,800.00          DEFINED                                 1,027,800.00
BRISTOL MYERS SQUIBB COMMON       110122108    41,819.31 2,059,050.00          SOLE                   1,642,850          416,200.00
BROWN FORMAN CORP    CLASS B      115637209     8,972.08   208,750.00          DEFINED                                   208,750.00
BROWN FORMAN CORP    CLASS B      115637209     1,977.08    46,000.00          SOLE                   46,000.00                   -
CARNIVAL CORP        COMMON       143658300    22,505.59   873,325.00          DEFINED                                   873,325.00
CARNIVAL CORP        COMMON       143658300    55,880.54 2,168,434.00          SOLE                   1,721,728          446,706.00
COCA-COLA CO         COMMON       191216100    10,264.58   213,890.00          DEFINED                                   213,890.00
COCA-COLA CO         COMMON       191216100    14,468.99   301,500.00          SOLE                     246,100           55,400.00
COLUMBIA SPORTSWEAR  COMMON       198516106     2,356.10    76,200.00          DEFINED                                    76,200.00
COLUMBIA SPORTSWEAR  COMMON       198516106     6,633.36   214,533.00          SOLE                     170,736           43,797.00
CRANE CO             COMMON       224399105    20,300.98   909,950.00          DEFINED                                   909,950.00
CRANE CO             COMMON       224399105    41,797.79 1,873,500.00          SOLE                   1,505,490          368,010.00
EAGLE MATERIALS      COMMON       26969P108     7,650.24   303,100.00          DEFINED                                   303,100.00
EAGLE MATERIALS      COMMON       26969P108    10,738.36   425,450.00          SOLE                     340,650           84,800.00
EMERSON ELEC CO      COMMON       291011104    13,737.60   424,000.00          DEFINED                                   424,000.00
EMERSON ELEC CO      COMMON       291011104    29,279.88   903,700.00          SOLE                     741,100          162,600.00
FORTUNE BRANDS INC   COMMON       349631101     7,496.89   215,800.00          DEFINED                                   215,800.00
FORTUNE BRANDS INC   COMMON       349631101     1,570.25    45,200.00          SOLE                   45,200.00                   -
GANNETT INC          COMMON       364730101     4,933.92 1,382,050.00          DEFINED                                 1,382,050.00
GANNETT INC          COMMON       364730101     7,147.18 2,002,010.00          SOLE                   1,597,620          404,390.00
GRANITE CONSTR INC   COMMON       387328107       712.19    21,400.00          DEFINED                                    21,400.00
GRANITE CONSTR INC   COMMON       387328107     3,241.47    97,400.00          SOLE                      77,100           20,300.00
HARLEY DAVIDSON INC  COMMON       412822108     7,345.56   453,150.00          DEFINED                                   453,150.00
HARLEY DAVIDSON INC  COMMON       412822108    15,496.76   956,000.00          SOLE                     771,500          184,500.00
HEARTLAND EXPRESS IN COMMON       422347104     9,810.88   666,500.00          DEFINED                                   666,500.00
HEARTLAND EXPRESS IN COMMON       422347104     1,987.86   135,045.00          SOLE                  135,045.00                   -
HOME DEPOT INC       COMMON       437076102    20,469.49   866,250.00          DEFINED                                   866,250.00
HOME DEPOT INC       COMMON       437076102    46,676.34 1,975,300.00          SOLE                   1,579,100          396,200.00
HONG KONG LAND HLD   USD0.10(SING 6434915       5,903.45 1,667,640.00          SOLE                     966,000          701,640.00
                     QUOTE)
HUBBELL INC          CLASS B      443510201    10,601.28   330,670.00          DEFINED                                   330,670.00
HUBBELL INC          CLASS B      443510201    25,561.44   797,300.00          SOLE                     610,400          186,900.00
INTEL CORP           COMMON       458140100    24,459.49 1,477,915.00          DEFINED                                 1,477,915.00
INTEL CORP           COMMON       458140100    50,986.74 3,080,770.00          SOLE                   2,483,420          597,350.00
JOHNSON & JOHNSON    COMMON       478160104    35,284.44   621,205.00          DEFINED                                   621,205.00
JOHNSON & JOHNSON    COMMON       478160104    85,540.80 1,506,000.00          SOLE                   1,182,400          323,600.00
LENNAR CORP  CLASS A CLASS A      526057104       383.72    39,600.00          SOLE                   39,600.00                   -
LENNAR CORP  CLASS A CLASS A      526057104     1,705.44   176,000.00          DEFINED                                   176,000.00
LENNAR CORP  CLASS B CLASS B      526057302     2,477.77   326,022.00          SOLE                     277,451           48,571.00
LENNAR CORP  CLASS B CLASS B      526057302     2,695.34   354,650.00          DEFINED                                   354,650.00
LIZ CLAIBORNE INC    COMMON       539320101     3,765.31 1,307,400.00          DEFINED                                 1,307,400.00
LIZ CLAIBORNE INC    COMMON       539320101     1,926.14   668,800.00          SOLE                     575,100           93,700.00
MARKEL CORP          COMMON       570535104    34,713.05   123,227.00          DEFINED                                   123,227.00
MARKEL CORP          COMMON       570535104    92,014.49   326,640.00          SOLE                     261,454           65,186.00
MDU RES GROUP INC    COMMON       552690109    14,840.23   782,300.00          DEFINED                                   782,300.00
MDU RES GROUP INC    COMMON       552690109    10,150.85   535,100.00          SOLE                     456,400           78,700.00
MERCK & CO INC       COMMON       589331107    28,851.23 1,031,875.00          DEFINED                                 1,031,875.00
MERCK & CO INC       COMMON       589331107    55,940.97 2,000,750.00          SOLE                   1,616,950          383,800.00
MICROSOFT CORP       COMMON       594918104    19,244.24   809,602.00          DEFINED                                   809,602.00
MICROSOFT CORP       COMMON       594918104    44,440.39 1,869,600.00          SOLE                   1,515,000          354,600.00
MOLEX INC            CLASS A      608554200     7,469.69   519,450.00          DEFINED                                   519,450.00
MOLEX INC            CLASS A      608554200    14,161.18   984,783.00          SOLE                     799,083          185,700.00
NABORS INDS LTD      COMMON       G6359F103    19,312.97 1,239,600.00          DEFINED                                 1,239,600.00
NABORS INDS LTD      COMMON       G6359F103    38,901.70 2,496,900.00          SOLE                     2024800          472,100.00
PETROLEO BRASILEIRO  ADR(2 ORD    71654V408   164,746.89 4,020,178.00          SOLE                     3674878          345,300.00
                     SHRS)
PFIZER INC           COMMON       717081103    35,953.20 2,396,880.00          DEFINED                                 2,396,880.00
PFIZER INC           COMMON       717081103    72,487.50 4,832,500.00          SOLE                     3873380          959,120.00
POSCO                ADR(0.25 ORD 693483109    67,118.78   811,888.00          SOLE                      760488           51,400.00
                     SHRS)
PROCTER & GAMBLE CO  COMMON       742718109     5,917.38   115,800.00          DEFINED                                   115,800.00
PROCTER & GAMBLE CO  COMMON       742718109    14,742.35   288,500.00          SOLE                      237500           51,000.00
ROCKWELL COLLINS INC COMMON       774341101     3,559.57    85,300.00          DEFINED                                    85,300.00
ROCKWELL COLLINS INC COMMON       774341101     4,961.70   118,900.00          SOLE                      96,100           22,800.00
RYANAIR HLDGS        SP ADR (5    783513104    74,597.71 2,627,605.00          SOLE                   2,453,505          174,100.00
                     ORD)
SAMSUNG ELECTRS LTD  GDR 144A     796050888   183,308.86   788,941.00          SOLE                     727,001           61,940.00
                     (0.5 ORD)
SANDERSON FARMS      COMMON       800013104       603.00    13,400.00          DEFINED                                    13,400.00
SANDERSON FARMS      COMMON       800013104     1,117.04    24,823.00          SOLE                      20,123            4,700.00
SIGNET JEWELERS      ORD USD0.18  B3C9VJ1     134,942.77 6,481,401.00          SOLE                5,960,934.00          520,467.00
SIMPSON MANUFACTURIN COMMON       829073105     3,392.18   156,900.00          DEFINED                                   156,900.00
SIMPSON MANUFACTURIN COMMON       829073105       724.27    33,500.00          SOLE                   33,500.00                   -
SK TELECOM CO LTD    ADR(1/9 ORD) 78440P108   142,365.90 9,397,089.00          SOLE                   8,718,889          678,200.00
STMICROELECTRONICS   ADR (1 ORD   861012102    32,350.13 4,307,607.00          SOLE                   3,988,797          318,810.00
                     SHARE)
TELEFONOS DE MEXICO  SP ADR (20   879403780   101,198.35 6,242,958.00          SOLE                   5,757,458          485,500.00
                     SER L)
TELLABS INC          COMMON       879664100    18,751.14 3,272,450.00          DEFINED                                 3,272,450.00
TELLABS INC          COMMON       879664100    35,400.51 6,178,100.00          SOLE                   5,010,052        1,168,048.00
TIDEWATER INC        COMMON       886423102    14,095.66   328,800.00          DEFINED                                   328,800.00
TIDEWATER INC        COMMON       886423102    30,163.33   703,600.00          SOLE                     573,500          130,100.00
TIFFANY & CO         COMMON       886547108     5,084.68   200,500.00          DEFINED                                   200,500.00
TIFFANY & CO         COMMON       886547108     1,029.62    40,600.00          SOLE                   40,600.00                   -
TIMBERLAND CO        CLASS A      887100105     1,086.81    81,900.00          DEFINED                                    81,900.00
TIMBERLAND CO        CLASS A      887100105     8,229.55   620,162.00          SOLE                     487,962          132,200.00

      COLUMN 1         COLUMN 2    COLUMN 3   COLUMN 4                          COLUMN 6  COLUMN 7             COLUMN 8
-------------------- ------------ --------- ------------                       ---------- -------- --------------------------------
                                                                                                           VOTING AUTHORITY
                       TITLE OF                 VALUE       SHRS OR   SH/ PUT/ INVESTMENT   OTHER  --------------------------------
   NAME OF ISSUER        CLASS      CUSIP      (X1000)      PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE     SHARED     NONE
-------------------- ------------ --------- ------------ ------------ --- ---- ---------- -------- ------------ ------ ------------
UNITED TECHNOLOGIES  COMMON       913017109     6,853.52   131,900.00          DEFINED                                   131,900.00
UNITED TECHNOLOGIES  COMMON       913017109    19,635.68   377,900.00          SOLE                     298,600           79,300.00
WALGREEN CO          COMMON       931422109    18,419.10   626,500.00          DEFINED                                   626,500.00
WALGREEN CO          COMMON       931422109    40,786.62 1,387,300.00          SOLE                   1,144,100          243,200.00
WALT DISNEY CO       COMMON       254687106    13,655.05   585,300.00          DEFINED                                   585,300.00
WALT DISNEY CO       COMMON       254687106    32,857.97 1,408,400.00          SOLE                   1,129,300          279,100.00
WASHINGTON FED INC   COMMON       938824109    16,472.30 1,267,100.00          DEFINED                                 1,267,100.00
WASHINGTON FED INC   COMMON       938824109    40,188.53 3,091,425.00          SOLE                   2,487,945          603,480.00
WELLS FARGO & CO     COMMON       949746101    16,118.64   664,412.00          DEFINED                                   664,412.00
WELLS FARGO & CO     COMMON       949746101    40,476.84 1,668,460.00          SOLE                   1,329,160          339,300.00
                                            ------------
                                            2,833,550.14
                                            ============